Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (6)(7)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (7)(8)	Total Shareholder Return (9)	Peer Group Total Shareholder Return (10)	Net Income (Loss) (in millions) (11)	Net Sales (in millions) (12)
2025 (1)	$15,006,800	$(853,514)	$3,433,714	$413,253	$109.82	$154.77	$(31.1)	$10,208.7
2024 (2)	$14,629,014	$19,419,251	$5,257,024	$6,461,318	$152.68	$136.06	$1,765.2	$9,961.8
2023 (3)	$16,068,340	$15,728,089	$10,422,191	$10,723,561	$135.44	$138.59	$(38.5)	$9,452.6
2022 (4)	$12,040,281	$4,988,292	$6,743,095	$5,740,281	$128.83	$134.10	$1.0	$8,820.7
2021 (5)	$11,727,855	$19,696,460	$6,702,839	$11,408,365	$126.27	$107.61	$2,031.8	$8,614.9

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	For Fiscal 2025, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, James A. Sabia, Jr., James O. Bourdeau, and Samuel Glaetzer.	For Fiscal 2024, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, James O. Bourdeau, Robert Hanson, and James A. Sabia, Jr.	For Fiscal 2023, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, James O. Bourdeau, Robert Hanson, James A. Sabia, Jr., Robert Sands, and Richard Sands.	For Fiscal 2022, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, Robert Sands, Richard Sands, and Robert Hanson.	For Fiscal 2021, the Company PEO was William A. Newlands, and the Company's other named executive officers were Garth Hankinson, Robert Sands, Richard Sands, and F. Paul Hetterich.
Peer Group Issuers, Footnote	The S&P 500 Food, Beverage, and Tobacco Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.
PEO Total Compensation Amount	$ 15,006,800	$ 14,629,014	$ 16,068,340	$ 12,040,281	$ 11,727,855
PEO Actually Paid Compensation Amount	$ (853,514)	19,419,251	15,728,089	4,988,292	19,696,460
Adjustment To PEO Compensation, Footnote	The amounts deducted and added to the Summary Compensation Table Total to calculate the CAP for Fiscal 2025 are as follows:

Fiscal 2025
Summary Compensation Table Total	$15,006,800
Decreased by the full grant date fair value of RSUs and PSUs granted during the reported fiscal year;	(9,465,102)
Decreased by the grant date fair value of NQSOs granted during the reported fiscal year;	(2,200,343)
Increased by the fair value as of the end of the fiscal year of all awards granted during the fiscal year that were outstanding and unvested as of the end of such fiscal year;	5,721,049
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the end of the reported fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the reported fiscal year;	(7,454,174)
Increased by the fair value as of the vesting date, for awards that are granted and vest in the same year;	—

Fiscal 2025
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the reported fiscal year;	837,414
Decreased by the fair value at the end of the prior fiscal year, of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the reported fiscal year; and	(3,425,744)
Increased by the dollar value of any dividend equivalents paid on RSUs and PSUs in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.	126,586
Compensation Actually Paid	$(853,514)

Non-PEO NEO Average Total Compensation Amount	$ 3,433,714	5,257,024	10,422,191	6,743,095	6,702,839
Non-PEO NEO Average Compensation Actually Paid Amount	$ 413,253	6,461,318	10,723,561	5,740,281	11,408,365
Adjustment to Non-PEO NEO Compensation Footnote	The amounts deducted and added to the Average Summary Compensation Table Total to calculate the Average CAP for Fiscal 2025 are as follows:

Fiscal 2025
Summary Compensation Table Total	$3,433,714
Decreased by the full grant date fair value of RSUs and PSUs granted during the reported fiscal year;	(1,694,301)
Decreased by the grant date fair value of NQSOs granted during the reported fiscal year;	(393,865)
Increased by the fair value as of the end of the fiscal year of all awards granted during the fiscal year that were outstanding and unvested as of the end of such fiscal year;	1,024,109
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the end of the reported fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the reported fiscal year;	(1,477,459)
Increased by the fair value as of the vesting date, for awards that are granted and vest in the same year;	—
Increased (or if negative, decreased) by the change in fair value from the end of the prior fiscal year through the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the reported fiscal year;	153,032
Decreased by the fair value at the end of the prior fiscal year, of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the reported fiscal year; and	(658,415)
Increased by the dollar value of any dividend equivalents paid on RSUs and PSUs in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.	26,438
Compensation Actually Paid	$413,253

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Company-Selected Measure (Net Sales)
Tabular List, Table

Net Sales
Comparable EBIT
Free Cash Flow

Total Shareholder Return Amount	$ 109.82	152.68	135.44	128.83	126.27
Peer Group Total Shareholder Return Amount	154.77	136.06	138.59	134.10	107.61
Net Income (Loss)	$ (31,100,000)	$ 1,765,200,000	$ (38,500,000)	$ 1,000,000.0	$ 2,031,800,000
Company Selected Measure Amount	10,208,700,000	9,961,800,000	9,452,600,000	8,820,700,000	8,614,900,000
PEO Name	William A. Newlands
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to: (1) for RSU awards, closing price of our Class A Stock on applicable year-end dates or, in the case of vesting dates, the actual vesting price; (2) for PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date and, for PSU awards with market-based conditions, the probability is determined based on the outcome of a Monte Carlo simulation; and (3) for NQSOs, the fair value calculated based on the outcome of a Monte Carlo simulation as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values (but using a Monte Carlo simulation instead of a Black-Scholes pricing model as was used on the grant date), the closing price of our Class A Stock on the applicable revaluation date as the current market price as of the revaluation date, and in all cases determined using assumptions and inputs consistent with those found in Note 18 of our financial statements in our 2025 Form 10-K.TSR is determined based on the value of an initial fixed investment of $100.Net income (loss) as reported in our 2025 Form 10-K in accordance with GAAP.Net Sales was selected as our CSM because management believes it is the most important annual financial performance measure used to link executive pay and Company performance in Fiscal 2025. Net Sales is one of the three performance metrics used under our AMIP, is also discussed under the heading above entitled “Compensation Discussion and Analysis,” and is defined as GAAP net sales as reported in our 2025 Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Comparable EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Equity Awards Reported Value, RSUs And PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,465,102)
PEO | Equity Awards Reported Value, NQSOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,200,343)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,721,049
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,454,174)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	837,414
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,425,744)
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,586
Non-PEO NEO | Equity Awards Reported Value, RSUs And PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,694,301)
Non-PEO NEO | Equity Awards Reported Value, NQSOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(393,865)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,024,109
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,477,459)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,032
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,415)
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,438